Notes Payable and Long-Term Debt (Details) (USD $)	12 Months Ended											3 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Notes payable to bank	Dec. 31, 2012 Notes payable to bank	Dec. 31, 2013 Committed bank line	Feb. 23, 2013 Committed bank line	Dec. 31, 2013 Uncommitted bank lines	Dec. 31, 2013 Uncommitted bank lines Foreign subsidiaries	Dec. 31, 2013 Uncommitted bank lines Foreign subsidiaries South African Rand	Dec. 31, 2013 Uncommitted bank lines Foreign subsidiaries Argentine pesos	Dec. 31, 2013 IDRBs	Jun. 29, 2013 IDRBs	Mar. 30, 2013 IDRBs
Notes Payable
Notes payable to banks				$ 67,699,000	$ 28,786,000	$ 0			$ 67,699,000	$ 26,981,000	$ 24,348,000
Repayment term				1 year
Maximum capacity						200,000,000	200,000,000	209,501,000	159,501,000
Weighted average interest rate (as a percent)				13.10%	7.45%
Letters of credit outstanding						813,000		3,980,000
Payments of long-term debt	$ 53,756,000	$ 43,947,000	$ 1,476,000									$ 18,000,000	$ 10,800,000	$ 13,000,000